General and Administrative Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	May 28, 2021	Feb. 11, 2019	Dec. 21, 2018
General and Administrative Expenses [Abstract]
Audit fees	$ 265,744	$ 129,420	$ 119,535
Chief Executive and Chief Financial Officer and directors' compensation	48,000	29,000	12,000
Other professional fees	1,752,566	572,533	247,242
Administration fees-related party (Note 3(c))	1,200,000	400,000	0
Total	3,266,310	1,130,953	378,777
Public registration costs	$ 0	$ 0	$ 132,091
Common shares, issued (in shares)	94,610,088	13,121,238			240,000	240,000
Common shares, outstanding (in shares)	94,610,088	13,121,238		89,955,848	240,000	240,000